Document And Entity Information	Jul. 17, 2023
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 to Form 8-K ("Amendment No. 2") amends and supplements the Form 8-K filed by Vintage Wine Estates, Inc. (the "Company") on July 20, 2023 (the "Initial Form 8-K"), as amended by Amendment No. 1 to the Initial Form 8-K filed on September 21, 2023 ("Amendment No. 1"). As previously reported in the Initial Form 8-K, on July 20, 2023, the Company announced that the Board of Directors (the "Board") appointed Seth Kaufman as the Company's President and Chief Executive Officer ("CEO"), effective on or prior to October 30, 2023. This Amendment No. 2 is being made to report that Mr. Kaufman's appointment to CEO is effective today, October 30, 2023. The information previously reported in or filed with the Initial Form 8-K, as amended by Amendment No. 1, is hereby incorporated by reference into this Amendment No. 2.
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	Vintage Wine Estates, Inc.
Entity Central Index Key	0001834045
Entity Emerging Growth Company	true
Securities Act File Number	001-40016
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	87-1005902
Entity Address, Address Line One	937 Tahoe Boulevard
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	877
Local Phone Number	289-9463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, no par value per share
Trading Symbol	VWE
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	VWEWW
Security Exchange Name	NASDAQ